Financial Assets at Fair Value Through Profit or Loss and Stock Loan - Summary of Financial Assets at Fair Value Through Profit or Loss and Stock Loan (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan [Line Items]
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	$ 66,290,000	$ 173,589,000	$ 330,248,000
Financial assets at fair value through profit or loss under stock loan	13,317,000	21,748,000	27,104,000
Total financial assets at fair value through profit or loss	79,607,000	195,337,000	357,352,000	$ 283,000,000
Listed equity shares, at quoted price
Listed equity shares, at quoted price	72,053,000	110,474,000	135,373,000
Unlisted equity shares
Unlisted equity shares	2,005,000	71,615,000	221,979
Movie income right investments	5,549,000	13,248,000
Investment A [Member]
Listed equity shares, at quoted price
Listed equity shares, at quoted price	54,494,000	89,254,000	135,373,000
Investment B [Member]
Listed equity shares, at quoted price
Listed equity shares, at quoted price	17,558,000	21,219,000
Investment C [Member]
Listed equity shares, at quoted price
Listed equity shares, at quoted price	1,000	1,000
Investment D [Member]
Unlisted equity shares
Unlisted equity shares		69,635,000	61,657,000
Investment E [Member]
Unlisted equity shares
Unlisted equity shares	1,517,000	1,492,000	1,481,000
Investment F [Member]
Unlisted equity shares
Unlisted equity shares	200,000	200,000
Investment G [Member]
Unlisted equity shares
Unlisted equity shares	288,000	$ 288,000
Investment H [Member]
Unlisted equity shares
Unlisted equity shares	0		11,056,000
Investment I [Member]
Unlisted equity shares
Unlisted equity shares	0		2,816,000
Investment J [Member]
Unlisted equity shares
Unlisted equity shares	0		143,689,000
Investment K [Member]
Unlisted equity shares
Unlisted equity shares	$ 0		$ 1,280,000